Asset Retirement Obligations- Narrative (Details)	Jun. 30, 2025	Dec. 31, 2024
Discount rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0366	0.0373